Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (2,738)	$ (12,330)
Unrealized gains on securities available-for-sale, net of related taxes of $410 and $15 in 2011 and 2010, respectively	794	30
Net unrealized gains (losses) on securities held-to-maturity for which a portion of an other-than-temporary impairment has been recognized in income, net of taxes of $118 and $277 in 2011 and 2010, respectively	(229)	538
Amortization of unrealized losses on held-to-maturity securities, net of taxes of $46 and $16 in 2011 and 2010, respectively	90	32
Reclassification adjustment for realized gains included in net income, net of taxes of $325 and $102 in 2011 and 2010, respectively	(632)	(199)
Comprehensive loss	$ (2,715)	$ (11,929)